Redeemable noncontrolling interest	12 Months Ended
Mar. 31, 2016
Redeemable noncontrolling interest

11. Redeemable noncontrolling interest

Changes in the redeemable noncontrolling interest for the fiscal years ended March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Balance at beginning of year	¥14,869	¥15,589

Comprehensive income
Net income	718	632
Other comprehensive income (loss)
Foreign currency translation adjustment, net of applicable taxes	2	(0)

Balance at end of year	¥15,589	¥16,221